SEMIANNUAL REPORT MAY 31, 2002

Oppenheimer Select Managers
QM ACTIVE BALANCED FUND




                                             [LOGO OMITTED]
                                             OppenheimerFunds[REGISTRATION MARK]
                                             The Right Way to Invest

OPPENHEIMER SELECT MANAGERS
QM ACTIVE BALANCED FUND

================================================================================
OBJECTIVE
OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND seeks income and long-term growth of capital.
================================================================================

NARRATIVE BY MICHAEL LENARCIC AND JOHN VAN BELLE, PORTFOLIO MANAGERS

For the six-month period ended May 31, 2002, Oppenheimer Select Managers QM Active Balanced Fund performed well versus its blended benchmark of stocks, bonds and money market securities.
   The equity portfolio performed exceptionally well in a period where the Standard & Poor's (S&P) 500 Index returned -5.67%.(1)
   Security selection within the financials and industrials sectors, two of the period's best performers, proved key to the Fund's performance. In the financials sector, for example, overweighting of regional bank shares contributed greatly.
   Our goal in managing the equity portion of the Fund is to outperform the S&P 500 Index, while avoiding the risks inherent in deviating too far from this benchmark's makeup. To that end, we take many slightly overweight or underweight positions in specific stocks relative to the Index, emphasizing those that our models identify as inexpensive based on growth potential. We also attempt to maintain a risk profile similar to that of the S&P 500 Index by matching it as closely as possible when it comes to industry, sector, size and style characteristics.
   On the fixed income side, our strategy is to invest in high quality investment grade securities, which translates to predominately U.S. Treasuries. This strategy proved particularly effective in a period where many well-publicized corporate troubles made corporate bonds selection very challenging.
   Another important aspect of the Fund is its active asset allocation strategy, selecting what we believe to be the most advantageous mix of equities, fixed income and other investments given both the current and potential future economic conditions. With the economic recovery underway, improved prospects for corporate earnings, good stock performance and rising bond yields, the Fund has shifted back to the same moderate overweighting on equities with which we began the period.
   Though we currently favor equities, the hallmark of this Fund continues to be diversification combined with seeking out those investments that we believe will provide our shareholders with the highest level of income and greatest capital growth over the long term. It's this careful balance of risk and reward and our ability to quickly shift that balance in anticipation of changing economic conditions that makes Oppenheimer Select Managers QM Active Balanced Fund an important part of THE RIGHT WAY TO INVEST.

TO VIEW OPPENHEIMERFUNDS PRIVACY POLICY NOTICE, PLEASE SEE PAGE 30.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.
1. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measurement of performance of the U.S. equity securities market.



          2        OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

STATEMENT OF INVESTMENTS  May 31, 2002 / Unaudited

                                                                                                      MARKET VALUE
                                                                                         SHARES         SEE NOTE 1
====================================================================================================================
COMMON STOCKS--59.2%
--------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.5%
--------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.4%
ArvinMeritor, Inc.                                                                          500        $    13,350
--------------------------------------------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                                                    300              6,852
--------------------------------------------------------------------------------------------------------------------
Lear Corp.(1)                                                                               100              4,622
                                                                                                       -------------
                                                                                                            24,824
--------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.6%
General Motors Corp.                                                                        300             18,645
--------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                       200             10,516
--------------------------------------------------------------------------------------------------------------------
Monaco Coach Corp.(1)                                                                       100              2,540
                                                                                                       -------------
                                                                                                            31,701
--------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
International Speedway Corp.                                                                100              4,083
--------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group(1)                                                                    600             19,560
--------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                            200              5,988
--------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.(1)                                                           500              5,650
--------------------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                                                          600             13,956
--------------------------------------------------------------------------------------------------------------------
Steak n Shake Co. (The)(1)                                                                  100              1,495
                                                                                                       -------------
                                                                                                            50,732
--------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.2%
American Greetings Corp., Cl. A                                                             400              8,268
--------------------------------------------------------------------------------------------------------------------
Fleetwood Enterprises, Inc.                                                                 400              4,156
                                                                                                       -------------
                                                                                                            12,424
--------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.(1)%
Action Performance Cos., Inc.(1)                                                            200              7,310
--------------------------------------------------------------------------------------------------------------------
MEDIA--2.4%
AOL Time Warner, Inc.(1)                                                                  1,200             22,440
--------------------------------------------------------------------------------------------------------------------
Catalina Marketing Corp.(1)                                                                 100              3,330
--------------------------------------------------------------------------------------------------------------------
Championship Auto Racing Teams, Inc.(1)                                                     400              3,696
--------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.(1)                                                       200             10,646
--------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special(1)                                                             500             14,080
--------------------------------------------------------------------------------------------------------------------
Disney (Walt) Co.                                                                           900             20,619
--------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                           300             22,740
--------------------------------------------------------------------------------------------------------------------
General Motors Corp., Cl. H(1)                                                              500              7,290
--------------------------------------------------------------------------------------------------------------------
Interactive Data Corp.(1)                                                                   600             10,212
--------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A(1)                                                               700              8,435
--------------------------------------------------------------------------------------------------------------------
Pulitzer, Inc.                                                                              100              4,995




          3        OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                                      MARKET VALUE
                                                                                         SHARES         SEE NOTE 1
====================================================================================================================
MEDIA Continued
Tribune Co.                                                                                 200        $     8,502
--------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B(1)                                                                      100              4,896
                                                                                                       -------------
                                                                                                           141,881
--------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.5%
99 Cents Only Stores(1)                                                                     666             20,426
--------------------------------------------------------------------------------------------------------------------
May Department Stores Co.                                                                   200              7,036
--------------------------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                                                         300             17,715
--------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                       800             43,280
                                                                                                       -------------
                                                                                                            88,457
--------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.0%
AutoNation, Inc.(1)                                                                         300              5,169
--------------------------------------------------------------------------------------------------------------------
AutoZone, Inc.(1)                                                                           100              8,185
--------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.(1)                                                                       100              4,620
--------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                            700             29,183
--------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                           600             28,296
--------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc.(1)                                                                 100              5,591
--------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc.(1)                                                                      200             11,350
--------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                        500             15,800
--------------------------------------------------------------------------------------------------------------------
Too, Inc.(1)                                                                                100              3,060
--------------------------------------------------------------------------------------------------------------------
United Auto Group, Inc.(1)                                                                  100              2,634
                                                                                                       -------------
                                                                                                           113,888
--------------------------------------------------------------------------------------------------------------------
TEXTILES & APPAREL--0.4%
Brown Shoe Co., Inc.                                                                        300              7,200
--------------------------------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                                                           100              5,375
--------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.(1)                                                                400             10,472
                                                                                                       -------------
                                                                                                            23,047
--------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.4%
--------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.5%
Anheuser-Busch Cos., Inc.                                                                   300             15,483
--------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                                         500             27,780
--------------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                                            300              9,906
--------------------------------------------------------------------------------------------------------------------
PepsiAmericas, Inc.                                                                         800             12,720
--------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                               400             20,792
                                                                                                       -------------
                                                                                                            86,681
--------------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILING--1.0%
Albertson's, Inc.                                                                           400             14,068
--------------------------------------------------------------------------------------------------------------------
Kroger Co. (The)(1)                                                                         400              8,940




          4        OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

                                                                                                      MARKET VALUE
                                                                                         SHARES         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILING Continued
Safeway, Inc.(1)                                                                            600        $    24,390
--------------------------------------------------------------------------------------------------------------------
United Natural Foods, Inc.(1)                                                               100              2,290
--------------------------------------------------------------------------------------------------------------------
Winn-Dixie Stores, Inc.                                                                     400              7,764
                                                                                                       -------------
                                                                                                            57,452
--------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Campbell Soup Co.                                                                           200              5,650
--------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                                         100              2,461
--------------------------------------------------------------------------------------------------------------------
International Multifoods Corp.(1)                                                           100              2,649
--------------------------------------------------------------------------------------------------------------------
Ralcorp Holdings, Inc.(1)                                                                   100              2,814
--------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                              400              8,432
--------------------------------------------------------------------------------------------------------------------
Unilever NV, NY Shares                                                                      200             13,104
                                                                                                       -------------
                                                                                                            35,110
--------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.5%
Clorox Co. (The)                                                                            200              9,160
--------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                       100              5,420
--------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                        400             25,968
--------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                        500             44,775
                                                                                                       -------------
                                                                                                            85,323
--------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Avon Products, Inc.                                                                         100              5,295
--------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                100              3,557
                                                                                                       -------------
                                                                                                             8,852
--------------------------------------------------------------------------------------------------------------------
TOBACCO--0.7%
Philip Morris Cos., Inc.                                                                    700             40,075
--------------------------------------------------------------------------------------------------------------------
ENERGY--3.3%
--------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.3%
Anadarko Petroleum Corp.                                                                    100              5,075
--------------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                               100              3,799
--------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                                         431             37,605
--------------------------------------------------------------------------------------------------------------------
Conoco, Inc.                                                                                300              8,064
--------------------------------------------------------------------------------------------------------------------
Evergreen Resources, Inc.(1)                                                                100              4,470
--------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                         2,100             83,853
--------------------------------------------------------------------------------------------------------------------
Getty Realty Corp.                                                                          100              1,798
--------------------------------------------------------------------------------------------------------------------
Houston Exploration Co.(1)                                                                  400             12,380
--------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.(1)                                                                 100              3,606
--------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                  400             11,944
--------------------------------------------------------------------------------------------------------------------
Patina Oil & Gas Corp.                                                                      300             10,707



             5 OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                                      MARKET VALUE
                                                                                         SHARES         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
Pennzoil-Quaker State Co.                                                                   300        $     6,477
--------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                                                        100              5,500
                                                                                                       -------------
                                                                                                           195,278
--------------------------------------------------------------------------------------------------------------------
FINANCIALS--11.8%
--------------------------------------------------------------------------------------------------------------------
BANKS--5.4%
Associated Banc-Corp.                                                                       110              4,163
--------------------------------------------------------------------------------------------------------------------
Astoria Financial Corp.                                                                     600             20,934
--------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                       700             53,067
--------------------------------------------------------------------------------------------------------------------
BB&T Corp.                                                                                  495             18,602
--------------------------------------------------------------------------------------------------------------------
Commercial Federal Corp.                                                                    200              5,760
--------------------------------------------------------------------------------------------------------------------
Downey Financial Corp.                                                                      200             10,898
--------------------------------------------------------------------------------------------------------------------
First Tennessee National Corp.                                                              100              3,895
--------------------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                                                 500             17,620
--------------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc.                                                                  100              3,821
--------------------------------------------------------------------------------------------------------------------
Golden West Financial Corp.                                                                 300             20,988
--------------------------------------------------------------------------------------------------------------------
Hudson United Bancorp                                                                       100              3,080
--------------------------------------------------------------------------------------------------------------------
KeyCorp                                                                                     300              8,190
--------------------------------------------------------------------------------------------------------------------
National City Corp.                                                                         500             16,640
--------------------------------------------------------------------------------------------------------------------
Net.B@nk, Inc.(1)                                                                           500              6,640
--------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group                                                                200             11,250
--------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                              1,106             26,157
--------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                              500             19,185
--------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                     650             25,266
--------------------------------------------------------------------------------------------------------------------
Webster Financial Corp.                                                                     100              3,938
--------------------------------------------------------------------------------------------------------------------
Wells Fargo Co.                                                                             300             15,720
--------------------------------------------------------------------------------------------------------------------
WSFS Financial Corp.                                                                        700             16,863
                                                                                                       -------------
                                                                                                           312,677
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS--3.5%
Citigroup, Inc.                                                                           1,400             60,452
--------------------------------------------------------------------------------------------------------------------
E*TRADE Group, Inc.(1)                                                                      300              1,860
--------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                  400             32,004
--------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                 300             19,665
--------------------------------------------------------------------------------------------------------------------
Household International, Inc.                                                               500             25,575
--------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                     600             21,570
--------------------------------------------------------------------------------------------------------------------
LaBranche & Co., Inc.(1)                                                                    200              5,280
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                              200             12,200
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                   200              8,142
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                                            400             18,184
                                                                                                       -------------
                                                                                                           204,932


             6 OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

                                                                                                      MARKET VALUE
                                                                                         SHARES         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
INSURANCE--2.6%
American Financial Group, Inc.                                                              300        $     8,022
--------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                          415             27,793
--------------------------------------------------------------------------------------------------------------------
AmerUs Group Co.                                                                            100              3,545
--------------------------------------------------------------------------------------------------------------------
Brown & Brown, Inc.                                                                         500             17,825
--------------------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                                           550             16,835
--------------------------------------------------------------------------------------------------------------------
Hilb, Rogal & Hamilton Co.                                                                  300             12,363
--------------------------------------------------------------------------------------------------------------------
John Hancock Financial Services, Inc.                                                       600             22,014
--------------------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                                                           200              6,480
--------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                                 200             11,420
--------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                               600             19,938
--------------------------------------------------------------------------------------------------------------------
MONY Group, Inc. (The)                                                                      100              3,478
                                                                                                       -------------
                                                                                                           149,713
--------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.3%
Boykin Lodging Co.                                                                          300              2,853
--------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America(1)                                                             200              3,244
--------------------------------------------------------------------------------------------------------------------
Equity Inns, Inc.                                                                           100                740
--------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust                                                              200              6,028
--------------------------------------------------------------------------------------------------------------------
FelCor Lodging Trust, Inc.                                                                  200              3,750
--------------------------------------------------------------------------------------------------------------------
Five Star Quality Care, Inc.(1)                                                              40                282
--------------------------------------------------------------------------------------------------------------------
United Dominion Realty Trust, Inc.                                                          200              3,170
                                                                                                       -------------
                                                                                                            20,067
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE--9.5%
--------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.2%
Amgen, Inc.(1)                                                                              400             19,052
--------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc.(1)                                           100              3,675
--------------------------------------------------------------------------------------------------------------------
Immunex Corp.(1)                                                                            500             12,620
--------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.(1)                                                                         100              3,513
--------------------------------------------------------------------------------------------------------------------
Ligand Pharmaceuticals, Inc., Cl. B(1)                                                      500              9,080
--------------------------------------------------------------------------------------------------------------------
Sicor, Inc.(1)                                                                              600              9,822
--------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                       200             11,100
                                                                                                       -------------
                                                                                                            68,862
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.6%
Bard (C.R.), Inc.                                                                           300             16,530
--------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                  200             10,740
--------------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                                     100              3,760
--------------------------------------------------------------------------------------------------------------------
Guidant Corp.(1)                                                                            400             16,000
--------------------------------------------------------------------------------------------------------------------
Hillenbrand Industries, Inc.                                                                100              6,075
--------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                             100              4,615
--------------------------------------------------------------------------------------------------------------------
Possis Medical, Inc.(1)                                                                     100              1,353



             7  OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                                      MARKET VALUE
                                                                                         SHARES         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Respironics, Inc.(1)                                                                        100        $     3,478
--------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.(1)                                                                   100              8,440
--------------------------------------------------------------------------------------------------------------------
Steris Corp.(1)                                                                             100              2,115
--------------------------------------------------------------------------------------------------------------------
Stryker Corp.                                                                               300             16,368
--------------------------------------------------------------------------------------------------------------------
Theragenics Corp.(1)                                                                        200              1,710
--------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.(1)                                                                     50              1,749
                                                                                                       -------------
                                                                                                            92,933
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.9%
Aetna, Inc.                                                                                 200              9,570
--------------------------------------------------------------------------------------------------------------------
Cigna Corp.                                                                                 100             10,605
--------------------------------------------------------------------------------------------------------------------
DaVita, Inc.(1)                                                                             100              2,340
--------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc.(1)                                                                    300             15,855
--------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                   300             14,739
--------------------------------------------------------------------------------------------------------------------
Manor Care, Inc.(1)                                                                         100              2,590
--------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                              100              3,750
--------------------------------------------------------------------------------------------------------------------
Owens & Minor, Inc.                                                                         100              1,886
--------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.(1)                                                          200              5,548
--------------------------------------------------------------------------------------------------------------------
Priority Healthcare Corp., Cl. B(1)                                                         300              7,608
--------------------------------------------------------------------------------------------------------------------
Syncor International Corp.(1)                                                               200              6,210
--------------------------------------------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B(1)                                                   300             14,886
--------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.(1)                                                                        700              6,055
--------------------------------------------------------------------------------------------------------------------
WebMD Corp.(1)                                                                            1,100              7,172
                                                                                                       -------------
                                                                                                           108,814
--------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.8%
Abbott Laboratories                                                                         300             14,250
--------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                              300             18,930
--------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                    700             21,784
--------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc.                                                                   200              5,606
--------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                           996             61,105
--------------------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                                           200             12,940
--------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                           700             39,970
--------------------------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc.                                                                    500             15,470
--------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                              2,200             76,120
--------------------------------------------------------------------------------------------------------------------
Pharmaceutical Resources, Inc.(1)                                                           100              2,481
--------------------------------------------------------------------------------------------------------------------
Pharmacia Corp.                                                                             100              4,319
--------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                                       400             10,580
                                                                                                       -------------
                                                                                                           283,555




             8  OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

                                                                                                      MARKET VALUE
                                                                                         SHARES         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--7.3%
--------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.5%
Boeing Co.                                                                                  300        $    12,795
--------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                               300             11,760
--------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                       300             18,615
--------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                      200             24,262
--------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                   300             20,661
                                                                                                       -------------
                                                                                                            88,093
--------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
Masco Corp.                                                                                 200              5,332
--------------------------------------------------------------------------------------------------------------------
NCI Building Systems, Inc.(1)                                                               300              6,150
                                                                                                       -------------
                                                                                                            11,482
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.1%
Allied Waste Industries, Inc.(1)                                                            600              6,720
--------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                                             200             10,384
--------------------------------------------------------------------------------------------------------------------
Cendant Corp.(1)                                                                            200              3,656
--------------------------------------------------------------------------------------------------------------------
CheckFree Corp.(1)                                                                          200              4,244
--------------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.(1)                                                                200              5,486
--------------------------------------------------------------------------------------------------------------------
Deluxe Corp.                                                                                200              9,048
--------------------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp.(1)                                                                   200              7,444
--------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                            200             15,840
--------------------------------------------------------------------------------------------------------------------
H&R Block, Inc.                                                                             200              8,980
--------------------------------------------------------------------------------------------------------------------
Hon Industries, Inc.                                                                        200              5,676
--------------------------------------------------------------------------------------------------------------------
MemberWorks, Inc.(1)                                                                        500              8,590
--------------------------------------------------------------------------------------------------------------------
NDCHealth Corp.                                                                             100              3,227
--------------------------------------------------------------------------------------------------------------------
Pitney Bowes, Inc.                                                                          200              8,190
--------------------------------------------------------------------------------------------------------------------
Renaissance Learning, Inc.(1)                                                               500             17,195
--------------------------------------------------------------------------------------------------------------------
Republic Services, Inc.                                                                     100              2,102
--------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.(1)                                                                     100              3,940
                                                                                                       -------------
                                                                                                           120,722
--------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
Shaw Group, Inc. (The)(1)                                                                   400             13,380
--------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.9%
Acuity Brands, Inc.                                                                         700             11,830
--------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                        300             17,355
--------------------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc.(1)                                                                 500             13,475
--------------------------------------------------------------------------------------------------------------------
Paxar Corp.(1)                                                                              400              6,832
--------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                   100              2,194
                                                                                                       -------------
                                                                                                            51,686



             9  OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                                      MARKET VALUE
                                                                                         SHARES         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.4%
General Electric Co.                                                                      2,600        $    80,964
--------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                     100              2,195
                                                                                                       -------------
                                                                                                            83,159
--------------------------------------------------------------------------------------------------------------------
MACHINERY--0.2%
Donaldson Co., Inc.                                                                         100              3,952
--------------------------------------------------------------------------------------------------------------------
Timken Co.                                                                                  500             11,200
                                                                                                       -------------
                                                                                                            15,152
--------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.8%
Burlington Northern Santa Fe Corp.                                                          300              8,490
--------------------------------------------------------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc.(1)                                                    500             11,620
--------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                         400             24,496
                                                                                                       -------------
                                                                                                            44,606
--------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--8.7%
--------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.6%
Avocent Corp.(1)                                                                            300              6,780
--------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(1)                                                                    3,600             56,808
--------------------------------------------------------------------------------------------------------------------
Corning, Inc.                                                                               200                960
--------------------------------------------------------------------------------------------------------------------
Emulex Corp.(1)                                                                             300              9,033
--------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.                                                                   900              4,185
--------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                              500              7,995
--------------------------------------------------------------------------------------------------------------------
Powerwave Technologies, Inc.(1)                                                             500              5,305
--------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                                    100              1,945
                                                                                                       -------------
                                                                                                            93,011
--------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.9%
Dell Computer Corp.(1)                                                                      700             18,795
--------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                       1,879             35,870
--------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                       600             48,270
--------------------------------------------------------------------------------------------------------------------
Iomega Corp.(1)                                                                             500              6,300
                                                                                                       -------------
                                                                                                           109,235
--------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.0%
Intermagnetics General Corp.                                                                100              2,409
--------------------------------------------------------------------------------------------------------------------
IT CONSULTING & SERVICES--0.4%
Acxiom Corp.(1)                                                                             400              7,112
--------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                               300             15,846
                                                                                                       -------------
                                                                                                            22,958
--------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.8%
Altera Corp.(1)                                                                             600             10,818
--------------------------------------------------------------------------------------------------------------------
ESS Technology, Inc.(1)                                                                     400              6,368



            10  OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

                                                                                                      MARKET VALUE
                                                                                         SHARES         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS Continued
Intel Corp.                                                                               2,500        $    69,050
--------------------------------------------------------------------------------------------------------------------
NVIDIA Corp.(1)                                                                             400             13,384
--------------------------------------------------------------------------------------------------------------------
Oak Technology, Inc.(1)                                                                     200              2,588
--------------------------------------------------------------------------------------------------------------------
QLogic Corp.(1)                                                                             300             13,716
--------------------------------------------------------------------------------------------------------------------
RF Micro Devices, Inc.(1)                                                                   200              3,282
--------------------------------------------------------------------------------------------------------------------
Semtech Corp.(1)                                                                            200              6,576
--------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                     800             22,936
--------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.(1)                                                                             400             14,104
                                                                                                       -------------
                                                                                                           162,822
--------------------------------------------------------------------------------------------------------------------
SOFTWARE--2.0%
Autodesk, Inc.                                                                              300              4,050
--------------------------------------------------------------------------------------------------------------------
Compuware Corp.(1)                                                                          500              3,685
--------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.(1)                                                                    200             12,800
--------------------------------------------------------------------------------------------------------------------
Macromedia, Inc.(1)                                                                         200              4,440
--------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.(1)                                                                200              6,772
--------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                           1,100             56,001
--------------------------------------------------------------------------------------------------------------------
Network Associates, Inc.(1)                                                                 200              3,870
--------------------------------------------------------------------------------------------------------------------
Oracle Corp.(1)                                                                             700              5,544
--------------------------------------------------------------------------------------------------------------------
Roxio, Inc.(1)                                                                              200              3,350
--------------------------------------------------------------------------------------------------------------------
Sybase, Inc.(1)                                                                             500              6,690
--------------------------------------------------------------------------------------------------------------------
Symantec Corp.(1)                                                                           100              3,437
--------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.(1,2)                                                    200              5,134
                                                                                                       -------------
                                                                                                           115,773
--------------------------------------------------------------------------------------------------------------------
MATERIALS--1.0%
--------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.4%
Cambrex Corp.                                                                               100              4,366
--------------------------------------------------------------------------------------------------------------------
Engelhard Corp.                                                                             100              3,112
--------------------------------------------------------------------------------------------------------------------
FMC Corp.                                                                                   200              7,100
--------------------------------------------------------------------------------------------------------------------
RPM, Inc.                                                                                   100              1,574
--------------------------------------------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                                                         200              9,542
                                                                                                       -------------
                                                                                                            25,694
--------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Lafarge North America, Inc.                                                                 100              4,190
--------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Chesapeake Corp.                                                                            100              2,782
--------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.1%
Worthington Industries, Inc.                                                                400              6,100
--------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Georgia-Pacific Corp.                                                                       700             18,683



            11  OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                                      MARKET VALUE
                                                                                         SHARES         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.1%
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
ALLTEL Corp.                                                                                100        $     5,149
--------------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                             400             13,312
--------------------------------------------------------------------------------------------------------------------
PanAmSat Corp.(1)                                                                           400              9,840
--------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                    700             24,003
--------------------------------------------------------------------------------------------------------------------
Sprint Corp. (Fon Group)                                                                  1,000             16,450
--------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                500             21,500
--------------------------------------------------------------------------------------------------------------------
WorldCom, Inc./MCI Group                                                                    732              2,064
--------------------------------------------------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group                                                             1,400              2,324
                                                                                                       -------------
                                                                                                            94,642
--------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
AT&T Corp.                                                                                  700              8,379
--------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc.(1)                                                           2,486             20,162
                                                                                                       -------------
                                                                                                            28,541
--------------------------------------------------------------------------------------------------------------------
UTILITIES--1.6%
--------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.3%
American Electric Power Co., Inc.                                                           100              4,273
--------------------------------------------------------------------------------------------------------------------
Aquila, Inc.                                                                                300              3,885
--------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                           300              9,603
--------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                               200              8,796
--------------------------------------------------------------------------------------------------------------------
Mirant Corp.(1)                                                                           2,100             19,950
--------------------------------------------------------------------------------------------------------------------
PG&E Corp.(1)                                                                               100              2,150
--------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                        300              5,103
--------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.(1)                                                                  600              5,670
--------------------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp.                                                                      500             13,155
--------------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc.                                                                           200              4,298
                                                                                                       -------------
                                                                                                            76,883
--------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.3%
El Paso Corp.                                                                               200              5,130
--------------------------------------------------------------------------------------------------------------------
NiSource, Inc.                                                                              200              4,846
--------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                               200              5,002
                                                                                                       -------------
                                                                                                            14,978
                                                                                                       -------------
Total Common Stocks (Cost $3,598,995)                                                                    3,451,569



            12  OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

                                                                                      PRINCIPAL       MARKET VALUE
                                                                                         AMOUNT         SEE NOTE 1
====================================================================================================================
U.S. GOVERNMENT OBLIGATIONS--29.5%
U.S. Treasury Bonds, 6.50%, 11/15/26                                                 $  100,000        $   109,219
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.50%, 11/15/06                                                                         400,000            388,329
5%, 2/15/11                                                                              50,000             50,068
5.75%, 11/15/05                                                                       1,000,000          1,059,727
6.875%, 5/15/06                                                                         100,000            110,152
                                                                                                       -------------
Total U.S. Government Obligations (Cost $1,693,402)                                                      1,717,495

====================================================================================================================
SHORT-TERM NOTES--0.8%
U.S. Treasury Bills, 1.84%, 6/20/02(3) (Cost $44,958)                                    45,000             44,958

====================================================================================================================
REPURCHASE AGREEMENTS--9.6%
Repurchase agreement with Banc One Capital Markets, Inc., 1.75%, dated 5/31/02, to be repurchased at $561,082 on 6/3/02, collateralized by U.S. Treasury Bonds,
6.625%--13.75%, 8/15/03--2/15/27, with a value of $325,878 and U.S. Treasury Nts.,
5.25%--6.50%, 1/31/03--2/15/10, with a value of $246,722 (Cost $561,000)                561,000            561,000
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $5,898,355)                                              99.1%         5,775,022
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                             0.9             52,048
                                                                                       -----------------------------
NET ASSETS                                                                                100.0%       $ 5,827,070
                                                                                       =============================



FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Identifies issues considered to be illiquid--See Note 6 of Notes to Financial Statements.
3. Securities with an aggregate market value of $44,958 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




          13      OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

May 31, 2002
====================================================================================================================
ASSETS
Investments, at value (cost $5,898,355)-- see accompanying statement                                   $ 5,775,022
--------------------------------------------------------------------------------------------------------------------
Cash                                                                                                           848
--------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                           194,389
Shares of beneficial interest sold                                                                          63,274
Interest and dividends                                                                                       9,201
Daily variation on futures contracts                                                                           850
Other                                                                                                          327
                                                                                                       -------------
Total assets                                                                                             6,043,911

====================================================================================================================
LIABILITIES
Payables and other liabilities:
Investments purchased                                                                                      214,049
Distribution and service plan fees                                                                             439
Trustees' compensation                                                                                         280
Transfer and shareholder servicing agent fees                                                                  270
Shares of beneficial interest redeemed                                                                          77
Other                                                                                                        1,726
                                                                                                       -------------
Total liabilities                                                                                          216,841

====================================================================================================================
NET ASSETS                                                                                              $5,827,070
                                                                                                       =============

====================================================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                        $ 6,185,520
--------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                         30,845
--------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                                  (265,648)
--------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                                (123,647)
                                                                                                       -------------
NET ASSETS                                                                                              $5,827,070
                                                                                                       =============




          14       OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

====================================================================================================================
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of $4,898,893 and 525,842
shares of beneficial interest outstanding)                                                                   $9.32
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)              $9.89
--------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering
price per share (based on net assets of $289,109 and 31,384 shares of beneficial interest outstanding)       $9.21
--------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering
price per share (based on net assets of $530,242 and 57,556 shares of beneficial interest outstanding)       $9.21
--------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering
price per share (based on net assets of $107,895 and 11,637 shares of beneficial interest outstanding)       $9.27
--------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $931 and
100 shares of beneficial interest outstanding)                                                               $9.31


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





          15       OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

STATEMENT OF OPERATIONS  Unaudited
For the Six Months Ended May 31, 2002
====================================================================================================================
INVESTMENT INCOME
Interest                                                                                                  $ 47,907
--------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $67)                                                         24,564
                                                                                                          ----------
Total investment income                                                                                     72,471

====================================================================================================================
EXPENSES
Management fees                                                                                             26,307
--------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class B                                                                                                        953
Class C                                                                                                      2,107
Class N                                                                                                        158
--------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                      1,627
Class B                                                                                                         74
Class C                                                                                                        145
Class N                                                                                                         25
Class Y                                                                                                        424
--------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                       1,800
--------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                          1,288
--------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                     10
--------------------------------------------------------------------------------------------------------------------
Other                                                                                                          386
                                                                                                          ----------
Total expenses                                                                                              35,304
Less voluntary reimbursement of expenses                                                                       (74)
Less voluntary waiver of transfer and shareholder servicing agent fees -- Class Y                             (424)
                                                                                                          ----------
Net expenses                                                                                                34,806

====================================================================================================================
NET INVESTMENT INCOME                                                                                       37,665

====================================================================================================================
REALIZED AND UNREALIZED LOSS
Net realized loss on:
Investments                                                                                                (28,580)
Closing of futures contracts                                                                                (4,094)
                                                                                                          ----------
Net realized loss                                                                                          (32,674)

--------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                                                       (28,119)
                                                                                                          ----------
Net realized and unrealized loss                                                                           (60,793)

====================================================================================================================
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                      $(23,128)
                                                                                                          ==========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





          16       OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               SIX MONTHS          PERIOD
                                                                                                    ENDED           ENDED
                                                                                             MAY 31, 2002    NOVEMBER 30,
                                                                                              (UNAUDITED)         2001(1)
===========================================================================================================================
OPERATIONS
Net investment income                                                                          $   37,665      $   44,954
---------------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                                 (32,674)       (232,974)
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                                             (28,119)        (95,528)
                                                                                               ----------------------------
Net decrease in net assets resulting from operations                                              (23,128)       (283,548)

===========================================================================================================================
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                                           (49,625)             --
Class B                                                                                              (947)             --
Class C                                                                                            (3,716)             --
Class N                                                                                              (358)             --
Class Y                                                                                               (12)             --

===========================================================================================================================
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                           134,763       5,098,701
Class B                                                                                           193,257          98,964
Class C                                                                                           175,120         358,757
Class N                                                                                            70,596          40,246
Class Y                                                                                                --              --

===========================================================================================================================
NET ASSETS
Total increase                                                                                    495,950       5,313,120
---------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                             5,331,120          18,000(2)
                                                                                               ----------------------------
End of period (including undistributed net investment
income of $30,845 and $47,838, respectively)                                                   $5,827,070      $5,331,120
                                                                                               ============================


1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Reflects the value of the Manager's initial seed money investment on December 22, 2000.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





          17       OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

FINANCIAL HIGHLIGHTS


                                                             CLASS A                     CLASS B                     CLASS C
                                            SIX MONTHS        PERIOD    SIX MONTHS        PERIOD    SIX MONTHS        PERIOD
                                                 ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                          MAY 31, 2002      NOV. 30,  MAY 31, 2002      NOV. 30,  MAY 31, 2002      NOV. 30,
                                           (UNAUDITED)       2001(1)   (UNAUDITED)       2001(1)   (UNAUDITED)       2001(1)
=============================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period             $9.44        $10.00         $9.37        $10.00         $9.38        $10.00
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .07           .09           .05           .01           .04           .01
Net realized and unrealized loss                  (.09)         (.65)         (.13)         (.64)         (.12)         (.63)
                                                 ---------------------------------------------------------------------------
Total from investment operations                  (.02)         (.56)         (.08)         (.63)         (.08)         (.62)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net investment income          (.10)           --          (.08)           --          (.09)           --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $9.32        $ 9.44         $9.21        $ 9.37         $9.21        $ 9.38
                                                 ============================================================================

=============================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)              (0.25)%       (5.60)%       (0.82)%       (6.30)%       (0.83)%       (6.20)%

=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)        $4,899        $4,829          $289          $100          $530          $363
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $4,877        $4,739          $192          $ 32          $423          $ 68
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                             1.49%         1.19%         0.35%         0.50%         0.37%         0.46%
Expenses                                          1.15%         1.53%         2.16%         2.44%         2.15%         2.43%
Expenses, net of voluntary reimbursement
of expenses and/or voluntary waiver of
transfer agent fees                                N/A          1.51%         2.14%         2.17%         2.13%         2.04%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             34%           32%           34%           32%           34%           32%


1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





          18       OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

                                                                                         CLASS N                     CLASS Y
                                                                        SIX MONTHS        PERIOD    SIX MONTHS        PERIOD
                                                                             ENDED         ENDED         ENDED         ENDED
                                                                      MAY 31, 2002      NOV. 30,  MAY 31, 2002      NOV. 30,
                                                                       (UNAUDITED)       2001(1)   (UNAUDITED)       2001(2)
=============================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period                                         $9.41         $9.75         $9.46        $10.00
                                                                      -------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                          .05           .04           .06           .11
Net realized and unrealized loss                                              (.10)         (.38)         (.09)         (.65)
                                                                      -------------------------------------------------------
Total from investment operations                                              (.05)         (.34)         (.03)         (.54)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net investment income                                      (.09)           --          (.12)           --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $9.27         $9.41         $9.31        $ 9.46
                                                                      =======================================================

=============================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(3)                                          (0.56)%       (3.49)%       (0.35)%       (5.40)%

=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                      $108           $38            $1            $1
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $ 64           $24            $1            $1
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                                         0.89%         0.84%         1.20%         1.39%
Expenses                                                                      1.66%         1.94%        86.11%       501.51%
Expenses, net of voluntary reimbursement of expenses
and/or voluntary waiver of transfer agent fees                                 N/A          1.79%         0.88%         1.28%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                         34%           32%           34%           32%


1. For the period from March 1, 2001 (inception of offering) to November 30,
2001.
2. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




          19       OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited


================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Select Managers QM Active Balanced Fund (the Fund), a series of Oppenheimer Select Managers, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek income and long-term growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with The Prudential Investment Corp. (the Sub-Advisor).
   The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. Shares of the Fund are available for purchase by retirement plans only. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.







          20       OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
   As of May 31, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $265,648. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

As of November 30, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

            EXPIRING
            -------------------------------
              2009                 $197,620


--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.







          21       OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
2. SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                         SIX MONTHS ENDED MAY 31, 2002    PERIOD ENDED NOVEMBER 30, 2001(1)
                                                              SHARES            AMOUNT             SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                                          26,365        $  248,463            518,964        $5,179,848
Dividends and/or distributions reinvested                         88               829                 --                --
Redeemed                                                     (12,339)         (114,529)            (8,736)          (81,147)
                                                         --------------------------------------------------------------------
Net increase                                                  14,114        $  134,763            510,228        $5,098,701
                                                         ====================================================================

-----------------------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                                          25,304        $  236,075             12,037        $  112,429
Dividends and/or distributions reinvested                        100               938                 --                --
Redeemed                                                      (4,707)          (43,756)            (1,450)          (13,465)
                                                         --------------------------------------------------------------------
Net increase                                                  20,697        $  193,257             10,587        $   98,964
                                                         ====================================================================

-----------------------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                                          20,080        $  186,168             38,622        $  359,346
Dividends and/or distributions reinvested                        398             3,706                 --                --
Redeemed                                                      (1,579)          (14,754)               (65)             (589)
                                                         --------------------------------------------------------------------
Net increase                                                  18,899        $  175,120             38,557        $  358,757
                                                         ====================================================================

-----------------------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                                           7,590        $   70,565              9,462        $   93,952
Dividends and/or distributions reinvested                         37               348                 --                --
Redeemed                                                         (33)             (317)            (5,419)          (53,706)
                                                         --------------------------------------------------------------------
Net increase                                                   7,594        $   70,596              4,043        $   40,246
                                                         ====================================================================

-----------------------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                                              --        $       --                 --        $       --
Dividends and/or distributions reinvested                         --                --                 --                --
Redeemed                                                          --                --                 --                --
                                                         --------------------------------------------------------------------
Net increase (decrease)                                           --        $       --                 --        $       --
                                                         ====================================================================


1. For the period from February 16, 2001 (inception of offering) to November 30, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to November 30, 2001, for Class N shares.


================================================================================
3. PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended May 31, 2002, were $2,081,045 and $1,722,588, respectively.






          22       OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.95% of the first $300 million of average annual net assets of the Fund and 0.90% of average annual net assets in excess of $300 million. The Manager has voluntarily undertaken to assume certain Fund expenses. The Manager reserves the right to amend or terminate that expense assumption at any time. The Fund's management fee for the six months ended May 31, 2002 was an annualized rate of 0.95%.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager has retained The Prudential Investment Corp. as the Sub-Advisor to provide the day-to-day portfolio management of the Fund. For the six months ended May 31, 2002, the Manager paid $12,400 to the Sub-Advisor.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares and for all other classes, 0.35% per annum. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                               AGGREGATE          CLASS A     CONCESSIONS     CONCESSIONS     CONCESSIONS     CONCESSIONS
                               FRONT-END        FRONT-END      ON CLASS A      ON CLASS B      ON CLASS C      ON CLASS N
                           SALES CHARGES    SALES CHARGES          SHARES          SHARES          SHARES          SHARES
SIX MONTHS                    ON CLASS A      RETAINED BY     ADVANCED BY     ADVANCED BY     ADVANCED BY     ADVANCED BY
ENDED                             SHARES      DISTRIBUTOR  DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)
--------------------------------------------------------------------------------------------------------------------------
May 31, 2002                      $1,567             $382             $48          $7,974          $1,810            $688


1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.


                                       CLASS A                  CLASS B                  CLASS C                  CLASS N
                           CONTINGENT DEFERRED      CONTINGENT DEFERRED      CONTINGENT DEFERRED      CONTINGENT DEFERRED
                                 SALES CHARGES            SALES CHARGES            SALES CHARGES            SALES CHARGES
SIX MONTHS                         RETAINED BY              RETAINED BY              RETAINED BY              RETAINED BY
ENDED                              DISTRIBUTOR              DISTRIBUTOR              DISTRIBUTOR              DISTRIBUTOR
--------------------------------------------------------------------------------------------------------------------------
May 31, 2002                              $--                    $1,389                      $42                      $--


The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.





          23       OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
CLASS A SERVICE PLAN FEES. Under the Class A Service Plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A Service Plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended May 31, 2002, payments under the Class A plan totaled zero prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $36 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
   The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
   The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended May 31, 2002, were as follows:


                                                                                                  DISTRIBUTOR'S AGGREGATE
                                                                         DISTRIBUTOR'S AGGREGATE             UNREIMBURSED
                                TOTAL PAYMENTS          AMOUNT RETAINED    UNREIMBURSED EXPENSES         EXPENSES AS % OF
                                    UNDER PLAN           BY DISTRIBUTOR               UNDER PLAN      NET ASSETS OF CLASS
--------------------------------------------------------------------------------------------------------------------------
Class B Plan                            $  953                   $  876                  $32,370                    11.20%
Class C Plan                             2,107                    2,032                   24,587                     4.64
Class N Plan                               158                      142                    4,875                     4.52






          24       OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

================================================================================
5. FUTURES CONTRACTS
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
   The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
   Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
   Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
   Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of May 31, 2002, the Fund had outstanding futures contracts as follows:

                                             EXPIRATION             NUMBER OF            VALUATION AS OF       UNREALIZED
CONTRACT DESCRIPTION                               DATE             CONTRACTS               MAY 31, 2002     DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Standard & Poor's 500 E-Mini                    6/21/02                    10                   $533,750             $313


================================================================================
6. ILLIQUID SECURITIES
As of May 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of May 31, 2002 was $5,134, which represents 0.09% of the Fund's net assets.





          25       OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
7. BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable within 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
   The Fund had no borrowings outstanding during the six months ended or at May 31, 2002.







          26       OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

OPPENHEIMER SELECT MANAGERS
QM ACTIVE BALANCED FUND


A SERIES OF OPPENHEIMER SELECT MANAGERS
==================================================================================================================================
TRUSTEES AND OFFICERS     James C. Swain, CEO and Chairman of the Board of Trustees
                          John V. Murphy, Trustee and President
                          William L. Armstrong, Trustee
                          Robert G. Avis, Trustee
                          George C. Bowen, Trustee
                          Edward L. Cameron, Trustee
                          Jon S. Fossel, Trustee
                          Sam Freedman, Trustee
                          C. Howard Kast, Trustee
                          Robert M. Kirchner, Trustee
                          F. William Marshall, Jr., Trustee
                          Robert G. Zack, Vice President and Secretary
                          Brian W. Wixted, Treasurer
                          Katherine P. Feld, Assistant Secretary
                          Kathleen T. Ives, Assistant Secretary
                          Denis R. Molleur, Assistant Secretary


==================================================================================================================================
INVESTMENT ADVISOR        OppenheimerFunds, Inc.

==================================================================================================================================
SUB-ADVISOR               The Prudential Investment Corp.

==================================================================================================================================
DISTRIBUTOR               OppenheimerFunds Distributor, Inc.

==================================================================================================================================
TRANSFER AND SHAREHOLDER  OppenheimerFunds Services
SERVICING AGENT

==================================================================================================================================
CUSTODIAN OF              The Bank of New York
PORTFOLIO SECURITIES

==================================================================================================================================
INDEPENDENT AUDITORS      Deloitte & Touche LLP

==================================================================================================================================
LEGAL COUNSEL             Myer, Swanson, Adams & Wolf, P.C.

                          The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                          For more complete information about Oppenheimer Select Managers QM Active Balanced Fund, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds
                          Distributor, Inc. at 1.800.525.7048, or visit the OppenheimerFunds Internet web site, at
                          WWW.OPPENHEIMERFUNDS.COM.

                          OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH
                          AVENUE, NEW YORK, NY 10018




                             [COPYRIGHT]Copyright 2002 OppenheimerFunds, Inc.
                                All rights reserved.




          27       OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

OPPENHEIMERFUNDS FAMILY




GLOBAL EQUITY             Developing Markets Fund                     Global Fund
                          International Small Company Fund            Quest Global Value Fund
                          Europe Fund                                 Global Growth & Income Fund
                          International Growth Fund

------------------------------------------------------------------------------------------------------------------
EQUITY                    STOCK                                       STOCK & BOND
                          Emerging Technologies Fund                  Quest Opportunity Value Fund
                          Emerging Growth Fund                        Total Return Fund
                          Enterprise Fund                             Quest Balanced Value Fund
                          Discovery Fund                              Capital Income Fund
                          Main Street[REGISTRATION MARK]              Multiple Strategies Fund
                           Small Cap Fund                             Disciplined Allocation Fund
                          Small Cap Value Fund                        Convertible Securities Fund
                          MidCap Fund                                 SPECIALTY
                          Main Street[REGISTRATION MARK]              Real Asset Fund[REGISTRATION MARK]
                           Opportunity Fund                           Gold & Special Minerals Fund
                          Growth Fund                                 Tremont Market Neutral Fund, LLC(1)
                          Capital Appreciation Fund                   Tremont Opportunity Fund, LLC(1)
                          Main Street[REGISTRATION MARK]
                           Growth & Income Fund
                          Value Fund
                          Quest Capital Value Fund
                          Quest Value Fund
                          Trinity Large Cap Growth Fund
                          Trinity Core Fund
                          Trinity Value Fund

------------------------------------------------------------------------------------------------------------------
INCOME                    TAXABLE                                     MUNICIPAL
                          International Bond Fund                     California Municipal Fund(3)
                          High Yield Fund                             New Jersey Municipal Fund(3)
                          Champion Income Fund                        New York Municipal Fund(3)
                          Strategic Income Fund                       Municipal Bond Fund
                          Bond Fund                                   Intermediate Municipal Fund
                          Senior Floating Rate Fund
                          U.S. Government Trust
                          Limited-Term Government Fund
                          Capital Preservation Fund(2)
                          ROCHESTER DIVISION
                          Rochester National Municipals
                          Rochester Fund Municipals
                          Limited Term New York Municipal Fund
                          Pennsylvania Municipal Fund(3)

------------------------------------------------------------------------------------------------------------------
SELECT MANAGERS           STOCK                                       STOCK & BOND
                          Mercury Advisors Focus Growth Fund          QM Active Balanced Fund(2)
                          Gartmore Millennium Growth Fund II
                          Jennison Growth Fund
                          Salomon Brothers All Cap Fund(4)
                          Mercury Advisors S&P 500[REGISTRATION MARK]
                           Index Fund(2)

------------------------------------------------------------------------------------------------------------------
MONEY MARKET(5)           Money Market Fund                           Cash Reserves



1. Special investor qualification and minimum investment requirements apply. See the prospectus for details.
2. Available only through qualified retirement plans.
3. Available to investors only in certain states.
4. The Fund's name was changed from "Oppenheimer Select Managers Salomon Brothers Capital Fund" on May 1, 2002.
5. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.




          28       OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

1.800.CALL OPP PHONELINK


Call 1.800.CALL OPP (225.5677) for answers to many of your questions. Our automated speech recognition system provides you access to all the information and services you need.


WITH PHONELINK YOU CAN:

 o Obtain account balances, share price (NAV) and dividends paid

 o Verify your most recent transactions

 o Buy, redeem or exchange mutual fund shares

 o Create custom lists of your accounts, funds or market indices

 o Order duplicate statements or Form 1099 DIV

 o Obtain market data (closing market information for Dow Jones Industrial Average, Nasdaq Composite and S&P 500 Index)

 o Speak to a Customer Service Representative(1) by saying "Agent" when prompted

 o And more!



QUICK LIST OF PHONELINK COMMANDS

SAY                                               TO:
[ACCOUNT # OR SOCIAL SECURITY # + PIN]            Get dollar and share balances, NAVs, transaction history or request transactions

[FUND NAME, SHARE CLASS]                          Get current price/dividend information

BALANCE                                           Hear your balance/list of accounts

HISTORY                                           Hear your most recent transactions

PURCHASE OR BUY                                   Buy shares

EXCHANGE                                          Exchange shares

LIQUIDATION OR REDEMPTION                         Sell shares

DOW JONES OR MARKET INDICES                       Hear closing market information
                                                  (Dow Jones Industrial Average, Nasdaq Composite and S&P 500)

CUSTOM LIST                                       Create, play or edit custom list of your accounts, funds or market indices



1. You may speak to a Customer Service Representative during normal business hours.





          29       OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

PRIVACY POLICY NOTICE



AS AN OPPENHEIMER FUND SHAREHOLDER, YOU ARE ENTITLED TO KNOW HOW WE PROTECT YOUR PERSONAL INFORMATION AND HOW WE LIMIT ITS DISCLOSURE.


INFORMATION SOURCES

We obtain nonpublic personal information about our shareholders from the following sources:

o Applications or other forms
o When you create a user ID and password for online account access
o When you enroll in eDocs Direct
o Your transactions with us, our affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.

We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.


PROTECTION OF INFORMATION

We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.


DISCLOSURE OF INFORMATION

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.


RIGHT OF REFUSAL

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.


SECURITY

In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:

o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service





          30       OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com.


EMAILS AND ENCRYPTION

As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com for assistance.

o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.

o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

o You can exit the secure area by either closing your browser, or for added security, you can use the LOG OUT OF ACCOUNT AREA button before you close your browser.


OTHER SECURITY MEASURES

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.


HOW YOU CAN HELP

You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.


--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, CO 80217-5270, email us by clicking on the CONTACT US section of our website at WWW.OPPENHEIMERFUNDS.COM or call us at 1.800.525.7048.





          31       OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

RS0515.001.0502  July 30, 2002